ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Dec. 01, 2004	Sep. 30, 2025	Sep. 30, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
Contractual term of Exclusive Technical Consulting and Service Agreement		10 years
Restriction term of operation agreement		10 years
Foreign investment
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity method investment ownership percentage	49.00%
VIEs
ORGANIZATION AND PRINCIPAL ACTIVITIES
Assets		¥ 235.0	¥ 233.0
Criteria One | State Harvest Holdings Limited("State Harvest")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity method investment ownership percentage	49.00%
Criteria Two | Origin Biotechnology
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity method investment ownership percentage	49.00%
State Harvest Holdings Limited("State Harvest")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Period of operations	21 years
Disposition of assets		50.00%